Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Property, plant and equipment
9.	Property, plant and equipment
Property, plant and equipment consist of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment and installations	Total
Cost as of January 1, 2021	15,968	3,322	3,146	22,436
Additions	3,487	1,105	489	5,081
Disposals	(144)	—	—	(144)
Currency translation differences	319	43	26	388

Cost as of December 31, 2021	19,630	4,470	3,661	27,761
Accumulated depreciation as of January 1, 2021	(10,476)	(2,428)	(1,665)	(14,569)
Additions	(1,501)	(508)	(565)	(2,574)
Disposals	144	—	—	144
Currency translation differences	(219)	(30)	(7)	(256)

Accumulated depreciation as of December 31, 2021	(12,052)	(2,966)	(2,237)	(17,255)

Net book value as of December 31, 2021	7,578	1,504	1,424	10,506

Cost as of January 1, 2022	19,630	4,470	3,661	27,761
Additions	3,006	409	2,681	6,096
Disposals	(148)	(9)	(7)	(164)
Currency translation differences	249	28	(32)	245

Cost as of December 31, 2022	22,737	4,898	6,303	33,938
Accumulated depreciation as of January 1, 2022	(12,052)	(2,966)	(2,237)	(17,255)
Additions	(2,143)	(653)	(333)	(3,129)
Disposals	96	9	7	112
Currency translation differences	(180)	(26)	(4)	(210)

Accumulated depreciation as of December 31, 2022	(14,279)	(3,636)	(2,567)	20,482

Net book value as of December 31, 2022	8,458	1,262	3,736	13,456

The Groups additions within Office equipment and installations include leasehold improvements for the research and commercial GMP manufacturing facility construction in Houston, Texas of €2.5 million as of December 31, 2022.

Depreciation expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Research and development expenses	(2,039)	(1,684)	(1,502)
General and administrative expenses	(1,090)	(890)	(600)

Total	(3,129)	(2,574)	(2,102)